Goodwill, Core Deposit Intangible and Other Intangible Assets - Additional Information (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangible assets, net	$ 17,522,000	$ 19,826,000	$ 22,326,000
Trademark
Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangible assets, net	$ 39,000	$ 50,000	$ 51,000